Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market fund	$25,919	$—	$—	$25,919
Mutual funds	846,945	—	—	846,945
Common stock of ONE Gas, Inc.	65,614	—	—	65,614
Common stock of ONEOK, Inc.	63,509	—	—	63,509
Total investments	$1,001,987	$—	$—	$1,001,987

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market fund	$29,371	$—	$—	$29,371
Mutual funds	736,897	—	—	736,897
Common stock of ONE Gas, Inc.	65,689	—	—	65,689
Common stock of ONEOK, Inc.	104,926	—	—	104,926
Total investments	$936,883	$—	$—	$936,883